ALLOWANCES FOR DOUBTFUL RECEIVABLES	12 Months Ended
Dec. 31, 2013
ALLOWANCES FOR DOUBTFUL RECEIVABLES [Abstract]
ALLOWANCES FOR DOUBTFUL RECEIVABLES

4. ALLOWANCES FOR DOUBTFUL RECEIVABLES

The Company made provisions for doubtful accounts receivables in the aggregate amount of $1,202,940, $359,733 and $5,482,019 during the year ended December 31, 2011, 2012 and 2013, respectively.

Analysis of allowances for accounts receivable is as follows:

	Year ended December 31,
	2011	2012	2013
Beginning of the year	$-	$1,202,940	$1,592,467
Allowances made during the year	1,202,940	359,733	5,482,019
Foreign exchange effect	-	29,794	86,296
Closing balance	$1,202,940	$1,592,467	$7,160,782